Quarterly Financial Data (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Sep. 26, 2020	Jun. 27, 2020	Mar. 28, 2020	Dec. 28, 2019	Sep. 28, 2019	Jun. 29, 2019	Mar. 30, 2019	Dec. 29, 2018	Sep. 26, 2020	Sep. 28, 2019	Sep. 29, 2018
Quarterly Financial Data (Unaudited) [Abstract]
Net sales	$ 3,008	$ 2,910	$ 2,975	$ 2,816	$ 3,019	$ 1,937	$ 1,950	$ 1,972	$ 11,709	$ 8,878	$ 7,869
Cost of goods sold	2,342	2,272	2,391	2,296	2,511	1,551	1,578	1,619	9,301	7,259	6,438
Gross profit	666	638	584	520	508	386	372	353
Net income	$ 195	$ 191	$ 126	$ 47	$ 229	$ 13	$ 74	$ 88	$ 559	$ 404	$ 496
Net Income per Share [Abstract]
Basic (in dollars per share)	$ 1.47	$ 1.44	$ 0.95	$ 0.36	$ 1.74	$ 0.10	$ 0.57	$ 0.67	$ 4.22	$ 3.08	$ 3.77
Diluted (in dollars per share)	$ 1.44	$ 1.42	$ 0.94	$ 0.35	$ 1.69	$ 0.10	$ 0.55	$ 0.66	$ 4.14	$ 3.00	$ 3.67